SHARE CAPITAL (Narrative) (Details)								1 Months Ended						12 Months Ended
	Oct. 15, 2020 shares	Jul. 02, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Jun. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 19, 2019 USD ($) $ / shares shares	Aug. 21, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Nov. 20, 2018	Aug. 31, 2020 USD ($) Share shares	Aug. 31, 2019 USD ($) Share shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Consolidation of common shares													one new share for ten old shares (1:10)
Number of shares outstanding | shares														64,095,073	58,575,787	29,103,411	14,846,938
Increase (decrease) in number of shares outstanding | shares				3,124,059				1,221,500		3,225,807	8,326,957
Equity Issuance, Price per Share | $ / shares				$ 1.33				$ 1.40		$ 1.24	$ 1.25
Proceeds from issuance of equity				$ 4,160,000				$ 1,700,000		$ 4,000,000	$ 10,400,000			$ 5,705,000	$ 25,024,000	$ 19,882,000
Payments for share issue costs				$ 107,000							$ 1,769,000			$ 514,000	$ 1,876,000	$ 2,562,000
Percentage of finders fee				6.00%				6.00%		6.00%	6.00%
Finders fee				$ 72,000				$ 38,000		$ 54,000	$ 624,000
Number of shares issued for exercise of warrants | shares														28,040	1,048,770
Exercise of warrants for shares issued | shares														28,040	1,048,770
Shares issued for interest on convertible note (Shares) | shares														1,043,939	545,721	1,001,987
Shares issued for interest on convertible note														$ 1,374,000	$ 687,000	$ 1,416,000
Number of share options granted in share-based payment arrangement | Share														1,628,500	1,554,000
Stock options compensation expense														$ 1,157,000
Deferred share unit liability														509,000
Deferred share unit expense														387,000	$ 113,000
Deferred share units share based compensation														245,000	63,000
Deferred share units director fees														$ 142,000	50,000
Deferred share units issued | shares														575,070
Deferred share units cancelled | shares														93,928
Deferred share units fully vested | shares														163,220
Restricted share units liability														$ 447,000
Aggregate restricted share units expense														343,000	102,000
Restricted share units expense														292,000	86,000
Restricted share units expense capitalized														$ 51,000	$ 15,000
Restricted share units issued | shares														393,897
Restricted share units vested | shares														74,473
Vested restricted share units redeemed by holders | shares														42,629
Liberty Metals And Mining Holdings Llc [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares											7,575,758
Equity Issuance, Price per Share | $ / shares											$ 1.32
Proceeds from issuance of equity											$ 10,000,000
HCI [Member]
Disclosure of classes of share capital [line items]
Proportion of entity interest held by another entity								31.59%						31.33%
HCI [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of entity interest held by another entity												20.05%
HCI [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of entity interest held by another entity												22.60%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	1,146,790			2,141,942				500,000	612,931	1,612,931	6,940,000	1,111,111
Equity Issuance, Price per Share | $ / shares											$ 1.32	$ 1.17
Proceeds from issuance of equity											$ 9,100,000	$ 1,300,000
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares		526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note		$ 687,000	$ 687,000		$ 687,160	$ 724,000	$ 691,000
Borrowings		$ 19,990,000	$ 19,990,000		$ 19,990,000	$ 19,990,000	$ 19,990,000											$ 20,000,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														$ 1,032,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense														$ 125,000